                   TABLE OF CONTENTS

     Letter to Shareholders......................   1
     Performance Results.........................   3
     Portfolio Highlights........................   4
     Portfolio Management Review.................   5
     Portfolio of Investments....................   8
     Statement of Assets and Liabilities.........  15
     Statement of Operations.....................  16
     Statement of Changes in Net Assets..........  17
     Financial Highlights........................  18
     Notes to Financial Statements...............  21

    EMG SAR 4/97

                            LETTER TO SHAREHOLDERS


        [PHOTO OF DENNIS J. MCDONNELL AND DON G. POWELL APPEARS HERE]

                     DENNIS J. MCDONNELL AND DON G. POWELL

March 27, 1997

Dear Shareholder,

  As mentioned in your previous report, VK/AC Holding, Inc., the parent com-pany of Van Kampen American Capital, Inc., was acquired by Morgan Stanley Group Inc., a world leader in asset management and investment banking. The transaction was completed in October, and we look forward to exploring the op-portunities it creates for investors. As part of the acquisition, Van Kampen American Capital became the distributor of Morgan Stanley retail funds on Jan-uary 2, 1997.
  More recently, on February 5, 1997, it was announced that Morgan Stanley Group Inc. and Dean Witter, Discover & Co. agreed to merge. A proxy will be mailed to you at the end of April that explains the transaction and asks for your vote of approval. The combined company will be a preeminent global finan-cial services firm, with leading market positions in securities, asset manage-ment and credit services. As the financial industry continues to witness unprecedented consolidations and new partnerships, we believe those firms that want to offer investors the greatest opportunities and services in the next century must be market leaders in all facets of their business.

ECONOMIC REVIEW

  During the six-month reporting period, inflation remained low and the pace of economic growth moderated. Early in 1996, various indicators pointed to an overly robust rate of economic activity. Despite mounting evidence of infla-tion, the Federal Reserve Board held short-term interest rates steady, and events over the reporting period proved the wisdom of this stable monetary policy. Economic growth slowed, commodity prices receded, and inflation re-mained benign. Wholesale prices fell by 0.3 percent and 0.4 percent during January and February 1997, respectively, and the producer price index, which excludes food and energy sectors, rose only 0.5 percent over the 12 months ended in February.
  Other indicators signaled generally moderate economic growth as well. Hous-ing starts and existing home sales fell slightly over the reporting period, while industrial production and consumer confidence rose sharply. Unemployment remained low at 5.3 percent, leading to the reemergence of mild upward pres-sure on wages. Inflationary implications of higher labor costs were offset by reports that the nation's businesses operated at only 83.3 percent of capacity in February--well below the level usually associated with production bottle-necks and price hikes.
                                                          Continued on page two

MARKET REVIEW

  The combination of steady growth, strong corporate profits, a rising dollar, and low inflation lifted equity prices still farther into record territory over the last six months. The latest leg of the bull market began in July, following a sharp correction in prices caused by fears that the Federal Reserve would raise interest rates in response to the stronger-than-expected GDP growth and inflationary warning signals noted earlier. When subsequent data showed those concerns to be exaggerated, broad-market indices recovered with a succession of record highs. For all of 1996, the Standard & Poor's 500-Stock Index posted a total return of 22.90 percent.
  Large-capitalization and growth stocks outperformed their small-cap and value cousins, with the financial, technology, and energy sectors turning in the best returns among industry groups. The most dramatic news centered around the ini-tial public offering (IPO) market, where volume broke records set only one year earlier. IPO returns followed a classic boom-and-bust pattern. During the first half of the year, widespread speculation led to overpricing among many issues, especially those from high-tech industries. Then, after the dust had cleared from the mid-year inflation scare, moderation returned to the IPO market and valuations sagged.

OUTLOOK

  We expect that renewed momentum in the U.S. economy will lead to a series of modest interest-rate hikes by the Federal Reserve. While we do not believe that the threat of inflation is a serious concern, some warning signs are present, including strong job growth, high consumer confidence, and a mild upturn in em-ployment costs.
  In a rising interest rate environment, we expect that stocks will be unable to expand valuations beyond present levels. We believe that solid corporate profits, strong capital spending, and robust mutual-fund inflows will partially offset the negative implications of higher interest rates.
  Your Fund's performance during 1996 has illustrated the benefits of owning a diversified portfolio of common stocks. While not every year can be equally profitable, we believe that equities will remain the best-performing asset class over the long term.
  After more than two years of substantial gains in the stock market, we urge investors to reexamine their allocations among equity and fixed-income invest-ments. Unequal moves in the U.S. stock and bond markets may have caused distor-tions in your portfolio's asset allocation levels.
  Additional details about your Fund, including a question and answer section with your portfolio management team, is provided in this report. We appreciate your continued confidence in your investment with Van Kampen American Capital.

Sincerely,

/s/ Don G. Powell                /s/ Dennis J. McDonnell

Don G. Powell                    Dennis J. McDonnell
Chairman                         President
Van Kampen American Capital      Van Kampen American Capital
Asset Management, Inc.           Asset Management, Inc.

          PERFORMANCE RESULTS FOR THE PERIOD ENDED FEBRUARY 28, 1997


               VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH FUND

                                                    A SHARES  B SHARES  C SHARES
TOTAL RETURNS
Six-month total return based on NAV/1/.............    1.71%     1.32%     1.36%
Six-month total return/2/..........................   (4.15%)   (3.50%)     .39%
One-year total return/2/...........................    4.04%     4.53%     8.56%
Five-year average annual total return/2/...........   14.02%       N/A       N/A
Ten-year average annual total return/2/............   14.21%       N/A       N/A
Life-of-Fund average annual total return/2/........   16.88%    17.33%    14.62%
Commencement Date.................................. 10/02/70  04/20/92  07/06/93
N/A=Not Applicable

/1/Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for A shares) or contingent deferred sales charge for early withdrawal (5% for B and 1% for C shares).

/2/Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for the early withdrawal (B and C shares).

See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

Market forecasts provided in this report may not necessarily come to pass.

                             PORTFOLIO HIGHLIGHTS


               VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH FUND

TOP TEN HOLDINGS AS A PERCENTAGE OF LONG-TERM INVESTMENTS

                   AS OF FEBRUARY 28, 1997        AS OF AUGUST 31, 1996

Intel Corp. ............................... 3.8%..........................  N/A
Microsoft Corp............................. 3.1%..........................  N/A
Dell Computer Corp. ....................... 2.3%.......................... 0.9%
Conseco, Inc. ............................. 2.1%.......................... 0.5%
Nike, Inc. ................................ 1.9%.......................... 1.7%
Peoplesoft, Inc. .......................... 1.7%.......................... 1.4%
PairGain Technologies, Inc. ............... 1.6%.......................... 1.9%
McAfee Associates, Inc. ................... 1.5%.......................... 1.8%
HFS, Inc. ................................. 1.4%..........................  N/A
BMC Software, Inc. ........................ 1.1%.......................... 0.9%

TOP FIVE PORTFOLIO SECTORS AS A PERCENTAGE OF LONG-TERM INVESTMENTS


               AS OF FEBRUARY 28, 1997
       Technology......................... 36%
       Finance............................ 15%
       Health Care........................  9%
       Consumer Distribution..............  9%
       Consumer Services..................  9%

                AS OF AUGUST 31, 1996
       Technology......................... 29%
       Consumer Services.................. 14%
       Health Care........................ 13%
       Finance............................  9%
       Retail.............................  9%

                          PORTFOLIO MANAGEMENT REVIEW


               VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH FUND

We recently spoke with the management team of the Van Kampen American Capital Emerging Growth Fund about the key events and economic forces that shaped the markets during the first half of the Fund's fiscal year. The team is led by Alan T. Sachtleben, chief investment officer for equity investments, and Gary
M. Lewis, portfolio manager. The following excerpts reflect their views on the Fund's performance during the six-month period ended February 28, 1997.

 Q   WHAT WERE THE MAIN MARKET FACTORS AFFECTING THE FUND OVER THE PAST SIX
     MONTHS?
 A We saw a major shift in the market, beginning in November and continuing through most of the period. Small, high-growth stocks, which had per-
formed very well during the first three quarters of 1996, suddenly gave ground to large, established stocks. By the end of the year, large-capitalization stocks were outperforming small- and mid-capitalization stocks by a healthy margin, with this trend continuing into the first two months of 1997.
  Because the Fund invests primarily in small-cap stocks, this market shift clearly had an impact on the Fund's performance and our management of the portfolio.

 Q   HOW DID YOU POSITION THE FUND IN LIGHT OF THIS DEVELOPMENT?
 A We continued to adhere to our investment philosophy, which is to identify emerging growth companies that we believe may experience rising earnings and valuations. Traditionally, small- and mid-sized companies have best met these criteria, but large-cap stocks have recently been exhibiting these char-acteristics. As a result, we added to the Fund's positions in large-cap compa-nies which met our growth criteria, such as Microsoft and Intel.
  The majority of our holdings, however, were concentrated in emerging growth stocks, which we define as securities issued by companies with less than $2 billion in market capitalization or revenue. To be selected for the portfolio, these firms must exceed market growth in earnings and revenues on a consistent basis.
  Although we continue to search for these companies in every sector, some sectors have performed better than others in recent months. During this re-porting period, for instance, the energy sector was particularly strong, espe-cially among drilling, transport, and other service- related companies. On the other hand, the health-care sector was a poor performer, although we have in-vested in some new biotechnology firms which have started to report positive earnings and expanding product lines.

 Q HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS? WHAT FACTORS CONTRIB-UTED TO PERFORMANCE?
 A For the six-month period ended February 28, 1997, the Fund generated a total return of 1.71 percent/1/ (Class A shares at net asset value). By comparison, the Standard & Poor's 500-Stock Index returned 22.60 percent, and the Russell 2000 Stock Index returned 8.79 percent for the same period. The S&P 500-Stock Index is a broad-based, unmanaged index that reflects the general performance of the stock market, and the Russell 2000 Stock Index reflects the general performance of smaller capi-talization stocks. Keep in mind that these indices are unmanaged statistical composites that do not reflect any commissions or fees that would be incurred by an investor purchasing the securities they represent. Longer term, the Fund returned 10.38 percent/1/ (Class A shares at NAV) for the 12-month period ended February 28, 1997, and 17.91 percent/1/ (Class A shares at NAV) for the 1996 calendar year. Please refer to the chart on page three for additional Fund performance results.
  Relative price/earnings for emerging growth stocks versus the S&P 500 fell from near- historic highs to near-historic lows during the six-month reporting period. This extreme high/low valuation was exceeded only once (in 1987) in the past 20 years. Growth stocks generally have experienced a greater impact than value stocks during periods of decline, which was reflected in the per-formance of the Fund's portfolio.

 Q WHAT WERE SOME OF THE STOCKS THAT OVERPERFORMED AND UNDERPERFORMED IN THE FUND'S PORTFOLIO?
 A The Fund's portfolio included several strong performers during the six-month period (in terms of stock price appreciation over the six-month period). Of course, not all of the Fund's holdings performed well during the period, and there is no guarantee that these holdings will achieve comparable returns in the future.
  .Dell Computer Corp. (technology) + 112 percent
  .Conseco, Inc. (insurance company) + 86 percent
  .Coca-Cola Enterprises, Inc. (consumer non-durables) + 53 percent

  Among the Fund's underperformers were:
  .DSP Communications, Inc. (technology) -54 percent
   DSP's valuation was impacted after attempting to acquire a company with a much lower price/earnings ratio.
  .Chesapeake Energy Corp. (energy) -23 percent
   The January and February sell-off in the energy sector negatively affected this company's stock.
  .Gadzook's, Inc. (consumer non-durables) -36 percent
   A retail sell-off caused by concerns over sluggish Christmas sales hurt this company.
  For additional Fund portfolio highlights, please refer to page four.

 Q    WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
 A If interest rates rise sharply, or if earnings forecasts prove to be overly optimistic, we may see the stock market correction that some in-
vestors fear. We believe, however, that the universe of small-cap stocks may have already experienced its correction and that the Fund is well positioned for the long haul.
  Going forward, we will continue to follow our stock-selection discipline and rely heavily on fundamental research to locate companies with superior growth potential. We believe if we maintain this selection process, the stocks cur-rently held in our portfolio have the potential to grow at a rate above the overall market average. If the market sentiment eventually shifts back in favor of small-cap stocks, we expect these stocks to increase in value. We would also view such a shift as an opportunity to reduce the average market capitalization of the holdings in the Fund's portfolio.

/s/ Alan T. Sachtleben                /s/ Gary M. Lewis

Alan T. Sachtleben                    Gary M. Lewis
Chief Investment Officer              Portfolio Manager
Equity Investments
                                              Please see footnotes on page three

                            PORTFOLIO OF INVESTMENTS

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                     Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCK 93.0%
CONSUMER DISTRIBUTION 8.1%
Bed Bath & Beyond, Inc. (b)............................   450,000 $   11,700,000
Cardinal Health, Inc...................................   125,000      7,687,500
CDW Computer Centers, Inc. (b).........................   135,000      7,095,937
Central Garden & Pet Co. (b)...........................   100,000      2,162,500
Consolidated Stores Corp. (b)..........................   375,000     13,171,875
Costco Cos., Inc. (b)..................................   650,000     16,656,250
Danka Business Systems PLC - ADR (United Kingdom)......   150,000      6,281,250
Dollar General Corp....................................   243,750      6,916,405
Eagle Hardware & Garden, Inc. (b)......................   200,000      3,900,000
Finish Line, Inc., Class A (b).........................   300,000      6,450,000
Inacom Corp. (b).......................................   225,000      5,850,000
Ingram Micro, Inc., Class A (b)........................   205,000      4,663,750
Interstate Bakeries Corp...............................   225,000     10,518,750
Kroger Co. (b).........................................   225,000     11,925,000
Miller Herman, Inc.....................................   102,600      6,745,950
Ross Stores, Inc.......................................   375,000     18,000,000
Safeway, Inc. (b)......................................   475,000     22,859,375
Tiffany & Co...........................................   275,000      9,556,250
TJX Cos., Inc..........................................   350,000     14,612,500
U.S. Office Products Co. (b)...........................   125,000      4,000,000
Vons Cos., Inc. (b)....................................   350,000     23,843,750
                                                                  --------------
                                                                     214,597,042
                                                                  --------------
CONSUMER DURABLES 0.3%
Ethan Allen Interiors, Inc.............................   170,000      7,798,750
                                                                  --------------
CONSUMER NON-DURABLES 5.6%
Borders Group, Inc. (b)................................   275,000     11,584,375
Coca-Cola Enterprises, Inc.............................   210,000     12,967,500
Gadzooks, Inc. (b).....................................   101,500      2,486,750
Gucci Group NV - NY Registered Shares..................   135,000      8,724,375
Liz Claiborne, Inc.....................................   210,000      8,505,000
Nautica Enterprises, Inc. (b)..........................   475,000     11,875,000
Nike, Inc., Class B....................................   650,000     46,718,750
Nu Skin Asia Pacific, Inc. (b).........................    35,000      1,019,375
St. John Knits, Inc....................................   250,000     10,250,000
Starbucks Corp. (b)....................................   150,000      5,043,750
Tommy Hilfiger Corp. (b)...............................   350,000     19,118,750
Wolverine World Wide, Inc. (b).........................   300,000     10,650,000
                                                                  --------------
                                                                     148,943,625
                                                                  --------------

                                               See Notes to Financial Statements

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                    Shares    Market Value
-------------------------------------------------------------------------------
CONSUMER SERVICES 8.0%
AccuStaff, Inc. (b)...................................   340,000 $    7,055,000
Apollo Group, Inc., Class A (b).......................   225,000      6,075,000
Boston Chicken, Inc. (b)..............................   142,500      4,666,875
Caribiner International, Inc. (b).....................    87,700      4,165,750
Clear Channel Communications, Inc. (b)................   125,000      5,984,375
Consolidated Graphics, Inc. (b).......................   260,000      6,695,000
Corrections Corp. of America (b)......................   450,000     12,825,000
Doubletree Corp. (b)..................................   350,000     14,612,500
Evergreen Media, Class A (b)..........................   350,000     10,500,000
Gartner Group, Inc., Class A (b)......................   230,000      6,095,000
HFS, Inc. (b).........................................   520,000     35,620,000
Imperial Credit Industries, Inc. (b)..................   350,000      8,443,750
Interpublic Group of Cos., Inc........................   175,000      8,771,875
Meredith Corp.........................................   275,000     13,475,000
National Data Corp....................................   250,000      8,781,250
Omnicom Group, Inc....................................   175,000      8,684,375
Prime Hospitality Corp. (b)...........................   175,000      2,887,500
Promus Hotel Corp. (b)................................   200,000      7,075,000
RAC Financial Group, Inc. (b).........................    90,000      2,936,250
Regal Cinemas, Inc. (b)...............................   200,000      5,325,000
Reynolds & Reynolds Co., Class A......................   350,000      9,800,000
Robert Half International, Inc. (b)...................   225,000      9,365,625
Sitel Corp. (b).......................................   450,000      7,481,250
Univision Communications, Inc., Class A (b)...........    42,800      1,412,400
Vincam Group, Inc. (b)................................    85,000      3,060,000
Whittman-Hart, Inc. (b)...............................    53,200        837,900
                                                                 --------------
                                                                    212,631,675
                                                                 --------------
ENERGY 7.3%
Baker Hughes, Inc.....................................   125,000      4,437,500
Barrett Resources Corp. (b)...........................   110,000      3,616,250
BJ Services Co. (Including 40,000 common stock
warrants expiring 04/13/20) (b).......................   240,000      8,630,000
Chesapeake Energy Corp. (b)...........................   600,000     12,450,000
Cliffs Drilling Co. (b)...............................   120,000      5,565,000
Comstock Resources, Inc. (b)..........................   172,600      1,553,400
Cooper Cameron Corp. (b)..............................   210,000     13,755,000
Diamond Offshore Drilling, Inc. (b)...................   225,000     13,275,000
ENSCO International, Inc. (b).........................   250,000     10,843,750
Falcon Drilling, Inc. (b).............................   348,000     11,788,500
Flores & Rucks, Inc. (b)..............................   160,000      7,200,000
Forcenergy, Inc. (b)..................................   300,000      7,800,000
Global Marine, Inc. (b)...............................   600,000     11,175,000
Marine Drilling Cos., Inc. (b)........................   450,000      6,806,250

                                               See Notes to Financial Statements

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                     Shares    Market Value
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
Noble Drilling Corp. (b)...............................   300,000 $    5,325,000
Nuevo Energy Co. (b)...................................   125,000      5,187,500
Pogo Producing Co......................................   350,000     12,031,250
Reading & Bates Corp. (b)..............................   425,000     10,306,250
Rowan Cos., Inc. (b)...................................   675,000     13,415,625
Smith International, Inc. (b)..........................   350,000     14,218,750
Tidewater, Inc.........................................   300,000     12,900,000
                                                                  --------------
                                                                     192,280,025
                                                                  --------------
FINANCE 13.5%
Aames Financial Corp. .................................   225,000      6,778,125
Ahmanson H.F. & Co. ...................................   150,000      6,168,750
American Bankers Insurance Group, Inc. ................   125,000      6,890,625
Astoria Financial Corp. ...............................   175,000      7,525,000
Bank of Boston Corp. ..................................   250,000     18,843,750
CMAC Investment Corp. .................................   340,000     11,900,000
Coast Savings Financial, Inc. (b)......................   125,000      5,843,750
Conseco, Inc. ......................................... 1,300,000     51,025,000
ContiFinancial Corp. (b)...............................    95,800      3,592,500
CRA Managed Care, Inc. (b).............................    75,000      2,981,250
Cullen Frost Bankers, Inc. ............................   130,000      4,639,375
Finova Group, Inc. ....................................   325,000     24,821,875
First Bank System, Inc. (b)............................   125,000      9,812,500
Glendale Federal Bank FSB (b)..........................   200,000      5,325,000
Green Tree Financial Corp. ............................   325,000     12,187,500
GreenPoint Financial Corp. ............................   275,000     16,500,000
Household International, Inc. .........................   200,000     19,375,000
IMC Mortgage Co. (b)...................................    50,000      1,050,000
MBNA Corp. ............................................   250,000      8,000,000
MGIC Investment Corp. .................................    75,000      5,896,875
Money Store, Inc. .....................................   125,000      3,234,375
North Fork Bancorp, Inc. ..............................   125,000      5,078,125
Old Republic International Corp. ......................   150,000      4,068,750
Penncorp Financial Group, Inc. ........................   256,000      8,960,000
Peoples Heritage Financial Group, Inc. ................   160,000      5,020,000
Prime Service, Inc. (b)................................    90,000      2,126,250
Star Banc Corp. .......................................   305,000     11,971,250
State Street Boston Corp. .............................    89,500      7,193,563
Student Loan Marketing Assn. ..........................   200,000     21,175,000
SunAmerica, Inc. ......................................   600,000     27,525,000
TIG Holdings, Inc. ....................................   125,000      4,468,750
Washington Mutual, Inc. ...............................   500,000     26,437,500
                                                                  --------------
                                                                     356,415,438
                                                                  --------------

                                               See Notes to Financial Statements

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                     Shares    Market Value
--------------------------------------------------------------------------------
HEALTH CARE 8.6%
Agouron Pharmaceuticals, Inc. (b)......................    60,000 $    5,280,000
BioChem Pharma, Inc. (b)...............................   100,000      5,300,000
Biogen, Inc. (b).......................................   100,000      4,925,000
Cardiothoracic Systems, Inc. (b).......................   125,000      2,734,375
Curative Health Services, Inc. (b).....................   150,000      3,787,500
Dura Pharmaceuticals, Inc. (b).........................   625,000     21,015,625
ESC Medical Systems, Ltd. (b)..........................   200,000      6,850,000
FPA Medical Management, Inc. (b).......................   215,000      5,536,250
HBO & Co. .............................................   400,000     23,050,000
Health Management Assn., Inc., Class A (b).............   487,500     12,918,750
Healthsouth Corp. (b)..................................   625,000     25,156,250
Henry Schein, Inc. (b).................................    98,000      2,646,000
Jones Medical Industries, Inc. ........................   250,000      7,562,500
Medicis Pharmaceutical Corp., Class A (b)..............   187,500      8,050,781
Merck & Co., Inc. .....................................    60,000      5,520,000
MiniMed, Inc. (b)......................................   175,000      4,943,750
Omnicare, Inc. ........................................   700,000     18,550,000
Parexel International Corp. (b)........................   180,000      5,040,000
Quintiles Transnational Corp. (b)......................   200,000     13,075,000
Renal Treatment Centers, Inc. (b)......................   200,000      5,200,000
Rexall Sundown, Inc. (b)...............................   200,000      5,225,000
Teva Pharmaceutical Industries Ltd. - ADR (Israel).....   100,000      6,181,250
Total Renal Care Holdings, Inc. (b)....................   150,000      5,231,250
U.S. Surgical Corp.....................................   125,000      5,328,125
Universal Health Services, Inc., Class B...............   175,000      5,971,875
Vivus, Inc. (b)........................................   200,000     11,050,000
                                                                  --------------
                                                                     226,129,281
                                                                  --------------
PRODUCER MANUFACTURING 4.1%
American Power Conversion Corp. (b)....................   400,000      8,350,000
Danaher Corp...........................................   200,000      8,650,000
ITT Hartford Group, Inc................................   160,000     12,000,000
Mastec, Inc. (b).......................................   100,000      5,250,000
Mueller Industries, Inc. (b)...........................   100,000      4,312,500
Newpark Resources, Inc. (b)............................   125,000      5,687,500
Precision Castparts Corp...............................   175,000      8,575,000
U.S. Filter Corp. (b)..................................   500,000     17,500,000
United Waste Systems, Inc. (b).........................   450,000     16,200,000
USA Waste Services, Inc. (b)...........................   625,000     22,500,000
                                                                  --------------
                                                                     109,025,000
                                                                  --------------

                                               See Notes to Financial Statements

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                     Shares    Market Value
--------------------------------------------------------------------------------
RAW MATERIALS/PROCESSING INDUSTRIES 1.6%
Cytec Industries, Inc. (b).............................   100,000 $    3,962,500
Praxair, Inc...........................................   250,000     12,156,250
Raychem Corp...........................................   195,000     16,599,375
Safeskin Corp. (b).....................................    42,500        786,250
Sealed Air Corp. (b)...................................    90,000      3,701,250
Titanium Metals Corp. (b)..............................   185,000      5,064,375
                                                                  --------------
                                                                      42,270,000
                                                                  --------------
TECHNOLOGY 33.8%
Acxiom Corp. (b).......................................   300,000      4,575,000
ADC Telecommunications, Inc. (b).......................   550,000     14,850,000
Altera Corp. (b).......................................   400,000     18,150,000
Andrew Corp. (b).......................................   235,000     12,925,000
Applied Magnetics Corp. (b)............................   324,800     12,626,600
Applied Materials, Inc. (b)............................   325,000     16,453,125
Ascend Communications, Inc. (b)........................   435,000     22,728,750
Aspect Telecommunications Corp. (b)....................   620,000     15,422,500
Aspen Technology, Inc. (b).............................   150,000      9,243,750
Avant Corp.............................................    17,534        534,787
BMC Industries, Inc....................................   140,000      4,007,500
BMC Software, Inc. (b).................................   650,000     27,828,125
Boston Technology, Inc. (b)............................   245,200      6,099,350
Cadence Design Systems, Inc. (b).......................   500,000     18,437,500
Cambridge Technology Partners (b)......................   300,000      7,200,000
CBT Group PLC - ADR (Ireland) (b)......................    22,600      1,231,700
Ciber, Inc. (b)........................................   175,000      4,943,750
Cisco Systems, Inc. (b)................................   250,000     13,906,250
Cognos, Inc. (b).......................................   160,000      3,770,000
Compaq Computer Corp. (b)..............................   240,000     19,020,000
Compuware Corp. (b)....................................   375,000     23,343,750
Comverse Technology, Inc. (b)..........................   300,000     13,087,500
Dell Computer Corp. (b)................................   800,000     56,900,000
DSP Communications, Inc. (b)...........................   152,500      1,782,344
Dynatech Corp. (b).....................................   175,000      4,900,000
Engineering Animation, Inc. (b)........................    42,000        955,500
Gateway 2000, Inc. (b).................................   375,000     22,031,250
Gulfstream Aerospace Corp. (b).........................   128,000      2,784,000
Intel Corp.............................................   650,000     92,218,750
KLA Instruments Corp. (b)..............................   200,000      8,337,500
McAfee Associates, Inc. (b)............................   812,300     37,264,263
Memco Software Ltd. (b)................................    42,500        754,375

                                               See Notes to Financial Statements

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                    Shares    Market Value
-------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Microsoft Corp. (b)...................................   775,000 $   75,562,500
National TechTeam, Inc. (b)...........................   125,000      2,875,000
Network General Corp. (b).............................   150,000      3,318,750
PairGain Technologies, Inc. (b)....................... 1,350,000     39,909,375
Parametric Technology Corp. (b).......................   435,000     24,523,125
Paychex, Inc..........................................   272,500     11,853,750
Peoplesoft, Inc. (b).................................. 1,040,000     41,470,000
Qualcomm, Inc. (b)....................................   250,000     13,921,875
Quantum Corp. (b).....................................   300,000     11,925,000
Read-Rite Corp. (b)...................................   200,000      6,137,500
Remedy Corp. (b)......................................    80,000      3,070,000
Sanmina Corp. (b).....................................   250,000     11,562,500
Saville Systems PLC - ADR (Ireland) (b)...............   125,000      4,500,000
SCI Systems, Inc. (b).................................   200,000     10,700,000
Seagate Technology (b)................................   325,000     15,356,250
Security Dynamics Technology (b)......................   200,000      5,500,000
SunGard Data Systems, Inc. (b)........................   325,000     16,493,750
Technology Solutions Co. (b)..........................   160,000      4,740,000
Tellabs, Inc. (b).....................................   600,000     23,925,000
Texas Instruments, Inc................................   200,000     15,425,000
Viasoft, Inc. (b).....................................   410,000     14,760,000
Visio Corp. (b).......................................    25,700      1,085,825
Vitesse Semiconductor Corp. (b).......................   325,000     13,629,688
Western Digital Corp. (b).............................   250,000     14,750,000
Wind River Systems, Inc. (b)..........................   200,000      7,500,000
                                                                 --------------
                                                                    892,807,807
                                                                 --------------
TRANSPORTATION 0.7%
Continental Airlines, Inc., Class B (b)...............   300,000      8,587,500
Tower Automotive, Inc. (b)............................   150,000      5,756,250
Trico Marine Services, Inc. (b).......................    85,000      3,442,500
                                                                 --------------
                                                                     17,786,250
                                                                 --------------
UTILITIES 1.4%
AES Corp. (b).........................................   150,000      9,806,250
Billing Information Concepts (b)......................   200,000      5,350,000
Cincinnati Bell, Inc..................................   350,000     21,700,000
                                                       --------- --------------
                                                                     36,856,250
                                                                 --------------
TOTAL LONG-TERM INVESTMENTS 93.0%
 (Cost $1,869,993,603) (a)......................................  2,457,541,143
                                                                 --------------
SHORT-TERM INVESTMENTS 6.7%
COMMERCIAL PAPER 1.4%
 General Electric Capital Corp. ($38,000,000 par, yielding
 5.362%, 03/03/97 maturity).....................................     37,983,027
                                                                 --------------

                                               See Notes to Financial Statements

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

Security Description                                               Market Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.2%
 DLJ Mortgage Acceptance Corp., ($30,790,000 par collateralized by U.S. Government obligations in a pooled cash account, dated
 02/28/97, to be sold on 03/03/97 at $30,803,676)..............  $   30,790,000
                                                                 --------------
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 4.1%
Federal Home Loan Bank ($23,855,000 par, yielding 5.297%,
 06/05/97 maturity) (c)........................................      23,520,076
Federal Home Loan Mortgage Corp. ($2,000,000 par, 5.180%,
 03/05/97 maturity)............................................       1,998,564
Federal National Mortgage Assn. ($11,000,000 par, 5.457%,
 03/27/97 maturity)............................................      10,956,193
Federal National Mortgage Assn. ($15,000,000 par, 5.4492%,
 04/07/97 maturity) (c)........................................      14,916,082
Federal National Mortgage Assn. ($20,000,000 par, 5.306%,
 08/25/97 maturity) (c)........................................      19,483,800
Federal National Mortgage Assn. ($38,000,000 par, 5.299%,
 06/04/97 maturity) (c)........................................      37,471,800
                                                                 --------------
                                                                    108,346,515
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS 6.7%
 (Cost $177,130,026) (a).......................................     177,119,542
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%.....................       8,700,493
                                                                 --------------
NET ASSETS 100.0%..............................................  $2,643,361,178
                                                                 --------------

(a) At February 28, 1997, for federal income tax purposes cost of long-term and short-term investments is $2,047,217,036; the aggregate gross unrealized appreciation is $661,033,852 and the aggregate gross unrealized depreciation is $75,668,090, resulting in net unrealized appreciation including open futures transactions of $585,365,762.
(b) Non-income producing security as this stock currently does not declare dividends.
(c) Assets segregated for open futures transactions.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $1,869,993,603) (Note 1)...  $2,457,541,143
Short-Term Investments (Cost $177,130,026) (Note 1)...........     177,119,542
Cash..........................................................          17,642
Receivables:
 Securities Sold..............................................      27,646,482
 Fund Shares Sold.............................................      15,721,182
 Dividends....................................................         699,188
Other.........................................................           4,245
                                                                --------------
 Total Assets.................................................   2,678,749,424
                                                                --------------
LIABILITIES:
Payables:
 Securities Purchased.........................................      18,459,995
 Fund Shares Repurchased......................................      13,566,585
 Distributor and Affiliates (Notes 2 and 6)...................       1,665,807
 Investment Advisory Fee (Note 2).............................         997,323
 Variation Margin on Futures (Note 5).........................         220,500
 Income Distributions.........................................          42,637
Accrued Expenses..............................................         303,125
Deferred Compensation and Retirement Plans (Note 2)...........         132,274
                                                                --------------
 Total Liabilities............................................      35,388,246
                                                                --------------
NET ASSETS....................................................  $2,643,361,178
                                                                --------------
NET ASSETS CONSIST OF:
Capital (Note 3)..............................................  $2,033,181,359
Net Unrealized Appreciation on Securities.....................     585,459,169
Accumulated Net Realized Gain on Securities...................      34,183,933
Accumulated Net Investment Loss...............................      (9,463,283)
                                                                --------------
NET ASSETS....................................................  $2,643,361,178
                                                                --------------
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $1,606,381,513 and 48,135,583 shares of beneficial
 interest issued and outstanding).............................  $        33.37
 Maximum sales charge (5.75%* of offering price)..............            2.04
                                                                --------------
 Maximum offering price to public.............................  $        35.41
                                                                --------------
 Class B Shares:
 Net asset value and offering price per share (Based on net
 assets of $930,824,971 and 29,260,058 shares of beneficial
 interest issued and outstanding).............................  $        31.81
                                                                --------------
 Class C Shares:
 Net asset value and offering price per share (Based on net
 assets of $106,154,694 and 3,288,928 shares of beneficial
 interest issued and outstanding).............................  $        32.28
                                                                --------------

*On sales of $50,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                   For the Six Months Ended February 28, 1997
                                  (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest.........................................................  $  5,324,469
Dividends........................................................     3,460,304
                                                                   ------------
 Total Income....................................................     8,784,773
                                                                   ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Allocated to Classes A, B
 and C of $1,701,676, $4,433,049 and $498,542, respectively)
 (Note 6)........................................................     6,633,267
Investment Advisory Fee (Note 2).................................     6,056,317
Shareholder Services (Note 2)....................................     4,029,405
Legal (Note 2)...................................................       133,446
Custody..........................................................        38,424
Trustees Fees and Expenses (Note 2)..............................        14,279
Other ...........................................................     1,240,774
                                                                   ------------
 Total Expenses..................................................    18,145,912
 Less Expenses Reimbursed........................................         6,500
                                                                   ------------
 Net Expenses....................................................    18,139,412
                                                                   ------------
NET INVESTMENT LOSS..............................................  $ (9,354,639)
                                                                   ------------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
 Investments.....................................................  $ 64,274,601
 Futures.........................................................     3,036,909
                                                                   ------------
Net Realized Gain on Securities..................................    67,311,510
                                                                   ------------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period.........................................   622,064,670
                                                                   ------------
 End of the Period:
 Investments.....................................................   587,537,056
 Futures.........................................................    (2,077,887)
                                                                   ------------
                                                                    585,459,169
                                                                   ------------
Net Unrealized Depreciation on Securities During the Period......   (36,605,501)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON SECURITIES.................... $ 30,706,009
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................ $ 21,351,370
                                                                   ------------

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended February 28, 1997 and the Year Ended August 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------

                                               Six Months Ended       Year Ended
                                              February 28, 1997  August 31, 1996
---------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................     $   (9,354,639)  $  (10,905,164)
Net Realized Gain on Securities.............         67,311,510      157,396,532
Net Unrealized Appreciation/Depreciation on
 Securities During the Period...............        (36,605,501)     195,461,287
                                                 --------------   --------------
Change in Net Assets from Operations........         21,351,370      341,952,655
                                                 --------------   --------------
Distributions from Net Realized Gain on
 Securities (Note 1):
 Class A Shares.............................        (68,717,689)    (105,609,728)
 Class B Shares.............................        (40,776,346)     (51,571,815)
 Class C Shares.............................         (4,477,042)      (4,734,730)
                                                 --------------   --------------
 Total Distributions........................       (113,971,077)    (161,916,273)
                                                 --------------   --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES..................................        (92,619,707)     180,036,382
                                                 --------------   --------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold...................      1,699,340,056    2,600,527,096
Net Asset Value of Shares Issued Through
Dividend Reinvestment.......................        106,183,279      150,677,949
Cost of Shares Repurchased..................     (1,347,705,030)  (2,174,636,515)
                                                 --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS................................        457,818,305      576,568,530
                                                 --------------   --------------
TOTAL INCREASE IN NET ASSETS................        365,198,598      756,604,912
NET ASSETS:
Beginning of the Period.....................      2,278,162,580    1,521,557,668
                                                 --------------   --------------
End of the Period (Including accumulated net
 investment loss of $9,463,283 and $108,644,
 respectively)..............................     $2,643,361,178   $2,278,162,580
                                                 --------------   --------------

                                               See Notes to Financial Statements

                             FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
-------------------------------------------------------------------------------

                            Six Months
                                 Ended        Year Ended August 31
                          February 28,  ----------------------------------------
Class A Shares                 1997(a)      1996(a)     1995(a)    1994     1993
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of the
 Period.................      $ 34.347  $  31.59    $  24.37    $ 26.46  $ 19.03
                              --------  --------    --------    -------  -------
 Net Investment
 Income/Loss............         (.074)    (.096)        .05       (.11)    (.05)
 Net Realized and
  Unrealized Gain/Loss
  on Securities.........          .652     6.043        7.79       (.32)  8.6375
                              --------  --------    --------    -------  -------
Total from Investment
 Operations.............          .578     5.947        7.84       (.43)  8.5875
Less Distributions from
 Net Realized Gain on
 Securities (Note 1)....         1.553     3.190         .62       1.66   1.1575
                              --------  --------    --------    -------  -------
Net Asset Value, End of
 the Period.............      $ 33.372  $ 34.347    $  31.59    $ 24.37  $ 26.46
                              --------  --------    --------    -------  -------
Total Return (b)........         1.71%*   20.54%      33.11%     (1.67%)  46.73%
Net Assets at End of the
 Period (In millions)...      $1,606.4  $1,438.5    $1,029.2    $ 677.1  $ 517.8
Ratio of Expenses to
 Average Net Assets (c).         1.08%     1.10%       1.14%      1.18%    1.10%
Ratio of Net Investment
 Income/Loss to Average
 Net Assets (c).........         (.41%)    (.29%)       .19%      (.30%)   (.27%)
Portfolio Turnover......           42%*      91%        101%        64%      47%
Average Commission Paid
 Per Equity Share
 Traded (d).............      $  .0600  $  .0587         --         --       --

*Non-Annualized
(a) Based on average shares outstanding.
(b) Total Return is based upon Net Asset Value which does not include payment of maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                              See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

--------------------------------------------------------------------------------

                                 Six Months
                                      Ended       Year Ended August 31
                               February 28,  ----------------------------------
Class B Shares                      1997(a)  1996(a)  1995(a)     1994  1993(a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
the Period...................       $32.938  $ 30.65  $ 23.86  $ 26.14  $ 18.98
                                    -------  -------  -------  -------  -------
 Net Investment Loss.........         (.207)   (.349)    (.16)    (.27)   (.245)
 Net Realized and Unrealized
  Gain/Loss on Securities....          .634    5.827     7.57     (.35)  8.5625
                                    -------  -------  -------  -------  -------
Total from Investment
Operations...................          .427    5.478     7.41     (.62)  8.3175
Less Distributions from Net
 Realized Gain on Securities.         1.553    3.190      .62     1.66   1.1575
                                    -------  -------  -------  -------  -------
Net Asset Value, End of the
Period.......................       $31.812  $32.938  $ 30.65  $ 23.86  $ 26.14
                                    -------  -------  -------  -------  -------
Total Return (b).............         1.32%*  19.61%   32.01%   (2.46%)  45.41%
Net Assets at End of the
Period (In millions).........       $ 930.8  $ 757.3  $ 450.5  $ 252.9  $  74.5
Ratio of Expenses to Average
Net Assets (c)...............         1.87%    1.90%    1.97%    2.01%    1.89%
Ratio of Net Investment Loss
 to Average Net
 Assets (c)..................        (1.20%)  (1.10%)   (.64%)  (1.07%)  (1.07%)
Portfolio Turnover...........           42%*     91%     101%      64%      47%
Average Commission Paid Per
 Equity Share
 Traded (d)..................       $ .0600  $ .0587      --       --       --

*Non-Annualized
(a) Based on average shares outstanding.
(b) Total Return is based upon Net Asset Value which does not include payment of maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                               See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                            Six Months                                      July 6, 1993
                                 Ended   Year Ended August 31           (Commencement of
                          February 28,  -------------------------          Distribution)
Class C Shares                 1997(a)  1996(a)  1995(a)  1994(a)  to August 31, 1993(a)
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of the
 Period.................       $33.384  $ 31.02  $ 24.14  $ 26.42                $ 25.07
                               -------  -------  -------  -------                -------
 Net Investment Loss....         (.209)   (.354)    (.16)    (.25)                 (.045)
 Net Realized and
  Unrealized Gain/Loss
  on Securities.........          .654    5.908     7.66     (.37)                 1.395
                               -------  -------  -------  -------                -------
Total from Investment
 Operations.............          .445    5.554     7.50     (.62)                  1.35
Less Distributions from
 Net Realized Gain on
 Securities.............         1.553    3.190      .62     1.66                     --
                               -------  -------  -------  -------                -------
Net Asset Value, End of
 the Period.............       $32.276  $33.384  $ 31.02  $ 24.14                $ 26.42
                               -------  -------  -------  -------                -------
Total Return (b)........         1.36%*  19.60%   32.01%   (2.46%)                 5.42%*
Net Assets at End of the
 Period (In millions)...       $ 106.2  $  82.4  $  41.8  $  24.5                $   1.4
Ratio of Expenses to
 Average Net Assets (c).         1.87%    1.89%    1.96%    2.02%                  2.31%
Ratio of Net Investment
 Loss to Average Net
 Assets (c).............        (1.20%)  (1.10%)   (.63%)  (1.04%)                (1.37%)
Portfolio Turnover......           42%*     91%     101%      64%                    47%
Average Commission Paid
 Per Equity Share Traded
 (d)....................       $ .0600  $ .0587       --       --                     --

*Non-Annualized
(a) Based on average shares outstanding.
(b) Total Return is based upon Net Asset Value which does not include payment of maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Emerging Growth Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end manage-ment investment company under the Investment Company Act of 1940, as amended. The Fund seeks capital appreciation by principally investing in common stock of small- and medium-sized companies that are considered to be emerging growth companies. The Fund commenced investment operations on October 2, 1970. The distribution of the Fund's Class B and Class C shares commenced on April 20, 1992 and July 6, 1993, respectively.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The prep-aration of financial statements in conformity with generally accepted account-ing principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of con-tingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION-Investments in securities listed on a securities ex-change are valued at their sale price as of the close of such securities ex-change. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices or, if not available, their fair value as determined using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS-Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
  The Fund may invest in repurchase agreements, which are short-term invest-ments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physi-cal delivery or evidence of book entry transfer to the account of the custo-dian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------

C. INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discount is amortized over the life of each applicable security. Premiums on debt securi-ties are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

D. FEDERAL INCOME TAXES-It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment compa-nies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

E. DISTRIBUTION OF INCOME AND GAINS-The Fund declares and pays dividends annu-ally from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. All short-term capital gains and a portion of option and futures gains are in-cluded in ordinary income for tax purposes.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                                   % PER ANNUM
--------------------------------------------------------------------------------
First $350 million.................................................. .575 of 1%
Next $350 million................................................... .525 of 1%
Next $350 million................................................... .475 of 1%
Over $1.05 billion.................................................. .425 of 1%

  Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Il-linois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.
  For the six months ended February 28, 1997, the Fund recognized expenses of approximately $177,300 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting services to the Fund. These services are provided by VKAC at cost.
  ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 1997, the

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------
Fund recognized expenses of approximately $3,419,300, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.
  Additionally, for the six months ended February 28, 1997, the Fund reim-bursed VKAC approximately $143,400 related to the direct cost of consolidating the VKAC open-end fund complex. Payment was contingent upon realization by the Fund of cost efficiencies in shareholder services resulting from the consoli-dation.
  Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.
  The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.
  At February 28, 1997, VKAC owned 138,014 Class A shares of the Fund.

                         February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS
The Fund has outstanding three classes of shares of beneficial interest Classes A, B and C each with a par value of $.01 per share. There are an unlimited num-ber of shares of each class authorized.
  At February 28, 1997, capital aggregated $1,113,347,079, $822,819,309 and
$97,014,971 for Classes A, B, and C, respectively. For the six months ended February 28, 1997, transactions were as follows:

                                                    SHARES          VALUE
-------------------------------------------------------------------------------
Sales:
 Class A.........................................  39,384,342  $ 1,410,289,178
 Class B.........................................   6,970,122      240,045,737
 Class C.........................................   1,401,854       49,005,141
                                                  -----------  ---------------
Total Sales......................................  47,756,318  $ 1,699,340,056
                                                  -----------  ---------------
Dividend Reinvestment:
 Class A.........................................   1,934,861  $    64,450,222
 Class B.........................................   1,192,022       37,918,228
 Class C.........................................     118,216        3,814,829
                                                  -----------  ---------------
Total Dividend Reinvestment......................   3,245,099  $   106,183,279
                                                  -----------  ---------------
Repurchases:
 Class A......................................... (35,065,157) $(1,258,358,216)
 Class B.........................................  (1,892,702)     (64,790,925)
 Class C.........................................    (698,702)     (24,555,889)
                                                  -----------  ---------------
Total Repurchases................................ (37,656,561) $(1,347,705,030)
                                                  -----------  ---------------

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------

  At August 31, 1996, capital aggregated $896,965,895, $609,646,269 and
$68,750,890 for Classes A, B, and C, respectively. For the year ended August 31, 1996, transactions were as follows:

                                                    SHARES          VALUE
-------------------------------------------------------------------------------
Sales:
 Class A.........................................  66,836,175  $ 2,183,518,085
 Class B.........................................  10,106,960      320,855,919
 Class C.........................................   2,983,871       96,153,092
                                                  -----------  ---------------
Total Sales......................................  79,927,006  $ 2,600,527,096
                                                  -----------  ---------------
Dividend Reinvestment:
 Class A.........................................   3,364,624  $    98,887,480
 Class B.........................................   1,686,231       47,788,460
 Class C.........................................     139,345        4,002,009
                                                  -----------  ---------------
Total Dividend Reinvestment......................   5,190,200  $   150,677,949
                                                  -----------  ---------------
Repurchases:
 Class A......................................... (60,900,150) $(1,998,962,701)
 Class B.........................................  (3,501,676)    (110,876,294)
 Class C.........................................  (2,004,148)     (64,797,520)
                                                  -----------  ---------------
Total Repurchases................................ (66,405,974) $(2,174,636,515)
                                                  -----------  ---------------

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------

  Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their re-spective deferred sales arrangements, including higher distribution and serv-ice fees and incremental transfer agency costs.

                                                                   CONTINGENT
                                                                 DEFERRED SALES
                                                                     CHARGE
YEAR OF REDEMPTION                                               CLASS B CLASS C
--------------------------------------------------------------------------------
First...........................................................  5.00%   1.00%
Second..........................................................  4.00%    None
Third...........................................................  3.00%    None
Fourth..........................................................  2.50%    None
Fifth...........................................................  1.50%    None
Sixth and Thereafter............................................   None    None

  For the six months ended February 28, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approxi-mately $777,600 and CDSC on redeemed shares of approximately $903,700. Sales charges do not represent expenses to the Fund.

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were $1,263,704,481 and $1,025,061,780, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.
  The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or generate potential gain. All of the Fund's portfolio hold-ings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on secu-rities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------
instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.
  During the period, the Fund invested in futures contracts, a type of deriva-tive. A futures contract is an agreement involving the delivery of a particu-lar asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded stock index futures. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets.
  Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).
  Transactions in futures contracts for the six months ended February 28, 1997, were as follows:

                                                                       CONTRACTS
--------------------------------------------------------------------------------
Outstanding at August 31, 1996........................................    -0-
Futures Opened........................................................    700
Futures Closed........................................................   (490)
                                                                         ----
Outstanding at February 28, 1997......................................    210
                                                                         ----

  The futures contracts outstanding as of February 28, 1997, and the descrip-tion and unrealized depreciation are as follows:

                                                                    UNREALIZED
                                                         CONTRACTS DEPRECIATION
-------------------------------------------------------------------------------
S&P 500 Futures
 March 1997--Buy to Open (Current Notional Value of
   $395,200 per contract)...............................    210     $2,077,887
                                                            ---     ----------

                         February 28, 1997 (Unaudited)

-------------------------------------------------------------------------------

6. DISTRIBUTION AND SERVICE PLANS
The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (col-lectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder ac-counts.
  Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the six months ended February 28, 1997, are payments to VKAC of ap-proximately $3,914,600.

                FUNDS DISTRIBUTED BY VAN KAMPEN AMERICAN CAPITAL

GLOBAL AND INTERNATIONAL
 Global Equity Fund
 Global Government Securities Fund
 Global Managed Assets Fund
 Short-Term Global Income Fund
 Strategic Income Fund

EQUITY
Growth
 Aggressive Growth Fund
 Emerging Growth Fund
 Enterprise Fund
 Growth Fund
 Pace Fund
Growth & Income
 Comstock Fund
 Equity Income Fund
 Growth and Income Fund
 Harbor Fund
 Real Estate Securities Fund
 Utility Fund

FIXED INCOME
 Corporate Bond Fund
 Government Securities Fund
 High Income Corporate Bond Fund
 High Yield Fund
 Limited Maturity Government Fund
 Prime Rate Income Trust
 Reserve Fund
 U.S. Government Fund
 U.S. Government Trust for Income

TAX-FREE
 California Insured Tax Free Fund
 Florida Insured Tax Free Income Fund
 High Yield Municipal Fund
 Insured Tax Free Income Fund
 Intermediate Term Municipal Income Fund
 Municipal Income Fund
 New Jersey Tax Free Income Fund
 New York Tax Free Income Fund
 Pennsylvania Tax Free Income Fund
 Tax Free High Income Fund
 Tax Free Money Fund

MORGAN STANLEY FUND, INC.
 Aggressive Equity Fund
 American Value Fund
 Asian Growth Fund
 Emerging Markets Fund
 Global Equity Allocation Fund
 Global Fixed Income Fund
 High Yield Fund
 International Magnum Fund
 Latin American Fund
 Worldwide High Income Fund

Ask your investment representative for a prospectus containing more complete information, including sales charges and expenses. Please read it carefully before you invest or send money. Or call us weekdays from 7:00 a.m. to 7:00 p.m. Central time at 1-800-341-2911 for Van Kampen American Capital funds, or 1-800-282-4404 for Morgan Stanley retail funds.

                         RESULTS OF SHAREHOLDER VOTES


A Special Meeting of Shareholders of the Fund was held on October 25, 1996 where shareholders voted on a new investment advisory agreement, changes to investment policies and the ratification of Price Waterhouse LLP as indepen-dent public accountants. With regard to the approval of a new investment advi-sory agreement between Van Kampen American Capital Asset Management, Inc. and the Fund, 40,959,954 shares voted for the proposal, 891,174 shares voted against and 2,920,279 shares abstained. With regard to the approval of certain changes to the Fund's fundamental investment policies with respect to invest-ment in other investment companies, 30,608,277 shares voted for the proposal, 1,224,134 shares voted against and 2,931,221 shares abstained. With regard to the ratification of Price Waterhouse LLP as independent public accountants for the Fund, 41,428,614 shares voted for the proposal, 506,309 shares voted against and 2,836,484 shares abstained.

                VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN

LINDA HUTTON HEAGY

R. CRAIG KENNEDY

DENNIS J. MCDONNELL*

JACK E. NELSON

JEROME L. ROBINSON

FERNANDO SISTO

WAYNE W. WHALEN* - Chairman


OFFICERS

DENNIS J. MCDONNELL*
 President

RONALD A. NYBERG*
 Vice President and Secretary

EDWARD C. WOOD, III*
 Vice President and Chief Financial Officer

CURTIS W. MORELL*
 Vice President and Chief Accounting Officer

JOHN L. SULLIVAN*
 Treasurer

TANYA M. LODEN*
 Controller

PETER W. HEGEL*

ALAN T. SACHTLEBEN*

PAUL R. WOLKENBERG*
 Vice Presidents

*"Interested" persons of the Fund, as defined in the Investment Company Act of 1940.

(C)Van Kampen American Capital Distributors, Inc., 1997
All rights reserved.

(SM)denotes a service mark of
Van Kampen American Capital Distributors, Inc.


INVESTMENT ADVISER

VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

DISTRIBUTOR

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

SHAREHOLDER SERVICING AGENT

ACCESS INVESTOR
SERVICES, INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

PRICE WATERHOUSE LLP
1201 Louisiana
Houston, Texas 77002

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data. After June 30, 1997, the report must be ac-companied by a quarterly performance update, if applicable.

               VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH FUND


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